Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Taxes (Details) [Line Items]
Foreign tax rate	25.00%
Preferential tax treatment, description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for another three years through December 2022. In November 2022, Jiangxi Universe successfully further renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for another three years through November 2025. Universe Trade, another operating subsidiary of the Company in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years through December 2023. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2022, 2021 and 2020 were reported at a blended reduced rate as a result of certain of the PRC subsidiaries of the Company’s being approved as a HNTE and enjoying a 15% reduced income tax rate.
PRC corporate income taxes	$ 694,955	$ 1,518,979	$ 118,986
Tax holidays on net income per share	$ 0.03	$ 0.09	$ 0.01
Hong Kong [Member]
Taxes (Details) [Line Items]
Subject to profit taxes rate	16.50%